Accounts Receivable - Allowance for Doubtful Receivables (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Receivables [Abstract]
Allowance for doubtful receivables, Beginning Balance	€ (1,848)		€ (2,071)
Addition for the year	(133)	[1]	(1,062)	[1]	(458)
Effect of changes in exchange rates	(98)		128
Utilization of the provision	9		1,157
Allowance for doubtful receivables, Ending Balance	€ (2,070)		€ (1,848)		€ (2,071)

[1]	The addition for the year is recorded in the cost of sales.